Supplement to the
Fidelity® Mid Cap Growth Fund
March 31, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Monty Kori (co-manager) has managed the fund since April 2012.

Rayna Lesser (co-manager) has managed the fund since April 2012.

Shadman Riaz (co-manager) has managed the fund since April 2012.

Gordon Scott (co-manager) has managed the fund since April 2012.

Douglas Simmons (co-manager) has managed the fund since April 2012.

Pierre Sorel (co-manager) has managed the fund since April 2012.

Patrick Venanzi (co-manager) has managed the fund since April 2012.

Samuel Wald (co-manager) has managed the fund since April 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 22.

Monty Kori is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Rayna Lesser is co-manager of the fund, which she has managed since April 2012. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Pierre Sorel is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager. He is a also a member of FMR's Stock Selector Large Cap Group.

MCG-12-01 May 10, 2012
1.918611.101

Patrick Venanzi is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

Samuel Wald is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® Mid Cap Growth Fund
Class A, Class T, Class B, and Class C
March 31, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Monty Kori, Rayna Lesser, Shadman Riaz, Gordon Scott, Douglas Simmons, Pierre Sorel, Patrick Venanzi, and Samuel Wald have co-managed the fund since April 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Monty Kori is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Rayna Lesser is co-manager of the fund, which she has managed since April 2012. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Pierre Sorel is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager. He is a also a member of FMR's Stock Selector Large Cap Group.

Patrick Venanzi is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

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1.847512.111

Samuel Wald is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® Mid Cap Growth Fund
Institutional Class
March 31, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Monty Kori, Rayna Lesser, Shadman Riaz, Gordon Scott, Douglas Simmons, Pierre Sorel, Patrick Venanzi, and Samuel Wald have co-managed the fund since April 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 23.

Monty Kori is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Rayna Lesser is co-manager of the fund, which she has managed since April 2012. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Pierre Sorel is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager. He is a also a member of FMR's Stock Selector Large Cap Group.

Patrick Venanzi is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

AMCGI-12-01 May 10, 2012
1.855557.108

Samuel Wald is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst and portfolio manager.